Loans and Allowances for Credit Losses - Summary of Nonperforming Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 817	$ 1,008	$ 1,368	$ 1,192	$ 1,466
Other Real Estate	111	141	186	280	288
Covered Other Real Estate		21	26	32	37
Other Assets	61	30	23	19	17
Total nonperforming assets	989	1,200	1,603	1,523	1,808
Accruing loans 90 days or more past due	$ 584	$ 720	$ 764	$ 831	$ 945
Nonperforming loans to total loans	0.28%	0.36%	0.50%	0.46%	0.59%
Nonperforming assets to total loans plus other real estate	0.34%	0.43%	0.59%	0.58%	0.73%
Lease Financing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	$ 23	$ 24	$ 40	$ 14	$ 13
Commercial Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	76	108	87	92	175
Construction and Development [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	39	34	37	35	84
Credit Card [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans		1	3	9	30
Accruing loans 90 days or more past due	293	284
Retail Leasing [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	12	8	2	3	1
Home Equity and Second Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	145	126	128	136	170
Covered Loans [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans		6	6	8	14
Accruing loans 90 days or more past due		148
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	186	225	443	160	99
Commercial [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	209	249	483	174	112
Accruing loans 90 days or more past due	69	57
Commercial Real Estate [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	115	142	124	127	259
Accruing loans 90 days or more past due		6
Residential Mortgages [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	296	442	595	712	864
Accruing loans 90 days or more past due	114	130
Other [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	40	34	27	23	16
Other Retail [Member]
Nonperforming Assets [Line Items]
Nonperforming Loans	197	168	$ 157	$ 162	$ 187
Accruing loans 90 days or more past due	$ 108	$ 95